Summary of Significant Accounting Principles - New Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended			12 Months Ended
	Jan. 01, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Valuation adjustments on derivative liabilities, net					$ 153	$ 150	$ 75
Valuation adjustments on derivative liabilities, gross					18	28	39
Net income					$ 15,836	$ 5,520	$ 10,539
New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Reduction of earnings per share (in dollars per share)		$ 0.02	$ 0.02	$ 0.02
New Accounting Pronouncement, Early Adoption, Effect | Other income
New Accounting Pronouncement, Early Adoption [Line Items]
Valuation adjustments on derivative liabilities, gross		$ 301	$ 301	$ 420
Net income		(187)	(186)	(260)
New Accounting Pronouncement, Early Adoption, Effect | Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Valuation adjustments on derivative liabilities, net	$ 1,200
Valuation adjustments on derivative liabilities, gross	2,000
New Accounting Pronouncement, Early Adoption, Effect | Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncement, Early Adoption [Line Items]
Valuation adjustments on derivative liabilities, net	(1,200)
Valuation adjustments on derivative liabilities, gross	$ (2,000)	$ (301)	$ (301)	$ (420)